Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Schedule of debt or long term debt to adjusted capital or equity ratio

As at December 31:	2024	2023
Total debt	$36,545	$36,107
Less: cash	(19,052)	(78,252)
Net debt	17,493	Not applicable
Shareholders’ equity	302,277	322,459
Net debt-to-adjusted capital ratio	0.06	Not applicable

As at December 31:	2024	2023
Long-term debt	$36,545	$36,107
Shareholders’ equity	302,277	322,459
Long-term debt-to-equity ratio	0.12	0.11

Schedule of forth these liquid assets and working capital

	December 31,2024	December 31,2023

Cash	$19,052	$78,252
Short-term securities	23,487	12,958
Receivables	42,274	70,330
Classified within assets held for sale:
Cash	32,704	—
Short-term securities	4,638	—
Receivables	42,905	—
Total liquid assets	$165,060	$161,540

Current assets	$175,319	$164,545
Current liabilities	38,488	20,573
	$136,831	$143,972